Share-based compensation (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation
Share-based compensation	SFr 1,176,413	SFr 1,685,965	SFr 2,298,933
Equity sharing certificate plan
Share-based compensation
Share-based compensation	14,644	37,776	77,336
Share purchase plan
Share-based compensation
Share-based compensation	49,813	45,593	38,296
Share option plans
Share-based compensation
Share-based compensation	1,111,956	1,602,596	2,183,301
Research and development expenses
Share-based compensation
Share-based compensation	354,934	433,536	880,982
General and administration expenses
Share-based compensation
Share-based compensation	SFr 821,479	SFr 1,252,429	SFr 1,417,951